As filed with the Securities and Exchange Commission on March 1, 2013.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]

Pre-Effective Amendment No. [ ]			[ ]

Post-Effective Amendment No. 109			[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[X]

Amendment No. 110

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago Illinois 60606
(Mailing Address)

with a copy to:
	Susan S. Rhee, Esq.	K&L Gates LLP
	JNL Series Trust	1601 K Street, NW
	Vice President, Counsel & Secretary	Washington, DC 20006-1600
	1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on March 29, 2013 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 109, is to designate a new effective date of the Post-Effective Amendment No. 108, which was filed on December 19, 2012 (Accession No. 0001140361-12-051960). Parts A, B and C of Post-Effective Amendment No. 108 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 1st day of March, 2013.

JNL SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee for Michael Bouchard*	March 1, 2013
Michael Bouchard
Trustee

/s/ Susan S. Rhee for William Crowley*	March 1, 2013
William Crowley
Trustee

/s/ Susan S. Rhee for Dominic D'Annunzio	March 1, 2013
Dominic D'Annunzio
Trustee

/s/ Susan S. Rhee for Michelle Engler	March 1, 2013
Michelle Engler
Trustee

/s/ Susan S. Rhee for James Henry	March 1, 2013
James Henry
Trustee

/s/ Susan S. Rhee for Richard D. McLellan	March 1, 2013
Richard D. McLellan
Trustee

/s/ Susan S. Rhee for Mark D. Nerud	March 1, 2013
Mark D. Nerud
President and Trustee

/s/ Susan S. Rhee for William R. Rybak	March 1, 2013
William R. Rybak
Trustee

/s/ Susan S. Rhee for Patricia A. Woodworth	March 1, 2013
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee for Gerard A.M. Oprins*	March 1, 2013
Gerard A. M. Oprins
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact